DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) cbm in Thousands, Mcf in Thousands, $ in Millions	Dec. 31, 2020 USD ($) Mcf cbm	Dec. 31, 2019 USD ($) Mcf cbm
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 24,441	$ 19,740
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 426	$ 47
Commodity Swap Contract, Oil Based Fuel
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | cbm	16,010	5,390
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | Mcf	79,790	11,740